Financial instruments and risks - Sensitivity of Equity To Changes in Foreign Exchange Rates (Detail) - Presentation Currency - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
USD/CHF | Maximum
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Increase / (decrease) of equity in exchange rate	$ 14,198	$ 54
USD/CHF | Minimum
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Increase / (decrease) of equity in exchange rate	(14,198)	(54)
USD/EUR | Maximum
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Increase / (decrease) of equity in exchange rate	44	89
USD/EUR | Minimum
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Increase / (decrease) of equity in exchange rate	(44)	(89)
USD/GBP | Maximum
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Increase / (decrease) of equity in exchange rate	50	27
USD/GBP | Minimum
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Increase / (decrease) of equity in exchange rate	(50)	(27)
USD/BRL | Maximum
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Increase / (decrease) of equity in exchange rate	133	77
USD/BRL | Minimum
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Increase / (decrease) of equity in exchange rate	$ (133)	$ (77)